Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of significant accounting policies
Estimated useful lives

Estimated useful life
Office building	33 - 45 years
Office furniture	5 years
Computers & office equipment	4 years
Game servers	4 years
Motor vehicle	6 years
Office improvement	20 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the assets
Software	5 years

Acquired intangible assets estimated economic useful lives

Estimated useful life
Game engine	5 years
Non-compete agreements	3 - 5 years
Completed game	1.6 - 6 years
Customer relationships	3 - 6.5 years
Trade name, domain name and license acquired from business combinations	Indefinite life